Share-Based Compensation - RSAs (Details) - TOI Parent Inc. - Restricted Stock Awards - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Grant date fair value		$ 4,874	$ 4,874
Number of shares
Balance at the beginning	238	93
Granted		188	100
Forfeited	(4)	(43)	(7)
Balance at the end	234	238	93